SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
SUMMARY OF ACCOUNTING POLICIES
NOTE A - SUMMARY OF ACCOUNTING POLICIES

In 2004, Cheviot Savings Bank (the Savings Bank) reorganized into a two-tier mutual holding company structure (the “Reorganization”) and established Cheviot Financial Corp. - Federal as the parent of the Savings Bank.  On January 18, 2012, we completed our “second-step” conversion to a fully stock company.  As a result of the second step conversion, all of our outstanding common stock is held by public shareholders and Cheviot Financial Corp., a Maryland holding company (“Cheviot Financial” or the “Corporation” refers to either Cheviot Financial Corp. – Federal or Cheviot Financial Corp., a Maryland corporation depending on the content).

The Corporation conducts a general banking business in southwestern Ohio which consists of attracting deposits from the general public and applying those funds to the origination of loans for residential, commercial and consumer purposes.  The Corporation’s profitability is significantly dependent on net interest income, which is the difference between interest income generated from interest-earning assets (i.e. loans and investments) and interest expense paid on interest-bearing liabilities (i.e. customer deposits and borrowed funds).  Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances.  The level of interest rates paid or received by the Corporation can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

The financial information presented herein has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and general accounting practices within the financial services industry.  In preparing financial statements in accordance with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period.  Actual results could differ from such estimates.

The following is a summary of significant accounting policies which have been consistently applied in the preparation of the accompanying financial statements.

1.  Principles of Consolidation

The accompanying consolidated financial statements as of December 31, 2014 and 2013 and for the years ended December 31, 2014, 2013, and 2012, include the accounts of the Corporation and its wholly-owned subsidiary, the Savings Bank.  All significant intercompany items have been eliminated.

2.  Investment and Mortgage-backed Securities

The Corporation accounts for investment and mortgage-backed securities using 3 categories: held to maturity, trading, or available for sale.  Securities classified as held to maturity are carried at cost only if the Corporation has the positive intent and ability to hold these securities to maturity.  Securities available for sale are carried at fair value with resulting unrealized gains or losses recorded in shareholders’ equity.  Realized gains or losses on sales of securities are recognized using the specific identification method.

3.  Loans Receivable

Loans receivable are stated at the principal amount outstanding, adjusted for deferred loan origination fees and the allowance for loan losses.  Interest is accrued as earned unless the collectability of the loan is in doubt.  Loans are generally placed on nonaccrual status when they are contractually past due 90 days or more.  Interest on loans that are contractually past due more than 90 days is charged off, or an allowance is established based on management’s periodic evaluation.  The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received until, in management’s judgment, the borrower’s ability to make periodic interest and principal payments has returned to normal, in which case the loan is returned to accrual status.  If the ultimate collectability of the loan is in doubt, in whole or in part, all payments received on nonaccrual loans are applied to reduce principal until such doubt is eliminated.

Loans held for sale are carried at the lower of cost (less principal payments received) or fair value (market value), calculated on an aggregate basis.  At December 31, 2014 and 2013, the Corporation had $1.3 million and $703,000 in loans held for sale.

The Corporation recognizes, as separate assets, rights to service mortgage loans for others, regardless of how those servicing rights are acquired.  An institution that acquires mortgage servicing rights through either the purchase or origination of mortgage loans and sells those loans with servicing rights retained must allocate some of the cost of the loans to the mortgage servicing rights at fair value.  The Corporation has opted to account for the capitalized servicing rights as being amortized in proportion to and over the estimated period of servicing income.

The Corporation recorded mortgage servicing rights totaling $(100,000), $(1,000), and $224,000, net of amortization of $250,000, $281,000, and $352,000, during the years ended December 31, 2014, 2013, and 2012, respectively.  The carrying value of the Corporation’s mortgage servicing rights totaled approximately $1.2 million and $1.3 million at December 31, 2014 and 2013, respectively.

The Corporation was servicing mortgage loans of approximately $144.8 million and $145.5 million at December 31, 2014 and 2013, respectively, all of which had been sold to the Federal Home Loan Bank of Cincinnati and Federal Home Loan Mortgage Corporation.

4.  Loan Origination Fees and Costs

Origination fees received from loans, net of direct origination costs, are deferred and amortized to interest income using the level-yield method, giving effect to actual loan prepayments. Additionally, loan origination costs are limited to the direct costs attributable to originating a loan, i.e., principally actual personnel costs.  Fees received for loan commitments that are expected to be drawn upon, based on the Corporation’s experience with similar commitments, are deferred and amortized over the life of the loan using the level-yield method.  Fees for other loan commitments are deferred and amortized over the loan commitment period on a straight-line basis.

5.  Allowance for Loan Losses

It is the Corporation’s policy to provide valuation allowances for estimated losses on loans primarily based on past loan loss experience and economic factors such as level of delinquencies, collateral values and overall employment and economy in the market area.  Additionally, the Corporation considers changes in the composition of the loan portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area.  When the collection of a loan becomes doubtful, or otherwise troubled, the Corporation records a charge-off equal to the difference between the fair value of the property securing the loan and the loan’s carrying value.  Major loans and major lending areas are reviewed periodically to determine potential problems at an early date.  The allowance for loan losses is increased by charges to earnings and decreased by charge-offs (net of recoveries).

Impaired loans are measured based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral if the loan is collateral- dependent.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement.  The Corporation considers its investment in existing one- to four-family residential loans and consumer installment loans to be homogeneous and therefore excluded from separate identification for evaluation of impairment.  With respect to the Corporation’s investment in construction, commercial and multi-family residential real estate loans, and its evaluation of impairment thereof, such loans are generally collateral-dependent and, as a result, are carried as a practical expedient at the lower of cost or fair value of collateral.

Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment.

6.  Real Estate Acquired through Foreclosure

Real estate acquired through foreclosure is carried at the lower of the loan’s unpaid principal balance (cost) or fair value less estimated selling expenses at the date of acquisition.  A loan loss provision is recorded for any write down in the loan’s carrying value to fair value at the date of acquisition.  Real estate loss provisions are recorded if the properties’ fair values subsequently decline below the value determined at the recording date.  In determining the lower of cost or fair value at acquisition, costs relating to development and improvement of property are considered.  Costs relating to holding real estate acquired through foreclosure, net of rental income, are charged against earnings as incurred.

7.  Investment in Federal Home Loan Bank Stock

The Corporation is required as a condition of membership in the Federal Home Loan Bank of Cincinnati (FHLB) to maintain an investment in FHLB common stock.  The stock is redeemable at par and, therefore, its cost is equivalent to its redemption value.  The Corporation’s ability to redeem FHLB shares is dependent on the redemption practices of the FHLB of Cincinnati.  At December 31, 2014 and 2013, the FHLB of Cincinnati placed no restrictions on redemption of shares in excess of a member’s required investment in the stock.

8.  Office Premises and Equipment

Office premises and equipment are carried at cost.  Maintenance, repairs and minor renewals are expensed as incurred.  For financial reporting, depreciation and amortization are provided on the straight-line and accelerated methods over the useful lives of the assets, estimated to be between fifteen and forty years for buildings and improvements, five to ten years for furniture and equipment and five years for automobiles.  An accelerated method is used for tax reporting purposes.

9.  Federal Income Taxes

The Corporation uses an asset and liability approach to accounting for income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A deferred tax liability or deferred tax asset is computed by applying the current statutory tax rates to net taxable or deductible temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in net taxable or deductible amounts in future periods.  Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years’ earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income.  A valuation allowance is provided for deferred tax assets to the extent that the value of net deductible temporary differences and carryforward attributes exceeds management’s estimates of taxes payable on future taxable income. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

The Corporation’s principal temporary differences between pretax financial income and taxable income result from different methods of accounting for deferred loan origination fees and costs, Federal Home Loan Bank stock dividends, the general loan loss allowance and credit quality discount on purchased loans, charitable contributions, deferred compensation and stock benefit plans.  Additional temporary differences result from depreciation computed using accelerated methods for tax purposes.

The Corporation recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain  the  position  following  an audit.  For tax positions meeting  the  more-likely-than-not  threshold,  the  amount  recognized  in  the financial  statements is the largest  benefit that has a greater than 50 percent likelihood  of being  realized upon  ultimate  settlement  with the relevant tax authority.  The Corporation has not recorded any liability for unrecognized tax benefits.

The Corporation is subject to income taxes in the U.S. federal jurisdiction, as well as various state jurisdictions.  Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Corporation is no longer subject to U.S.  federal, state and local, or non U.S.  income tax examinations by tax authorities for the tax years before 2011.

The  Corporation  will  recognize,  if applicable,  interest  accrued related to unrecognized  tax  benefits  in  interest  expense and  penalties  in  operating expenses.  No interest or penalties were recognized in the financial statements for December 31, 2014, 2013, and 2012.

10.  Benefit Plans

The Corporation has a 401(k) retirement savings plan, which covers all employees who have attained the age of 21 and have completed one year of service.  The Corporation is annually required to contribute 3% of eligible employees’ salaries, plus the lesser of 3% of each participant’s salary or 50% of each participant’s contributions, to the plan.  Employer contributions totaled $297,000, $326,000, and $300,000 for the years ended December 31, 2014, 2013, and 2012, respectively.
The Corporation has a nonqualified directors deferred compensation plan (the “compensation plan”) which provides for the payment of benefits to its directors upon termination of service with the Corporation.  The Corporation recorded expense of approximately $17,000, $17,000, and $18,000 for the directors deferred compensation plan for the years ended December 31, 2014, 2013, and 2012.

In connection with the 2004 Reorganization, the Corporation implemented an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. The Corporation records compensation expense equal to the fair value of ESOP shares allocated to participants during a given year. All shares under this plan were fully allocated and the loan was repaid as of December 31, 2013.  In addition, as part of the second step stock conversion, the Corporation purchased an additional 187,000 shares for a new ESOP plan, resulting in a new loan with Cheviot Financial Corporation totaling $1.5 million.  Allocation of shares to the ESOP participants is predicated upon the repayment of the loans to Cheviot Financial Corp. totaling $1.3 million and $1.4 million at December 31, 2014 and 2013, respectively. Dividends paid on the unallocated shares are used to fund the loan payment. The Corporation recorded expense related to the ESOP of approximately $111,000, $380,000, and $381,000 for the years ended December 31, 2014, 2013, and 2012, respectively. The fair value of the unearned ESOP shares approximated $2.3 million and $1.7 million at December 31, 2014 and 2013, respectively.

In 2005, the Corporation initiated a Management Recognition Plan (“MRP” or the “Plan”) which provided for awards of 166,608 shares to members of the board of directors, management and certain employees.  Common shares awarded under the MRP vest over a five year period, commencing with the date of the grant.  Expense recognized under the MRP totaled $25,000, $37,000, and $36,000 for the years ended December 31, 2014, 2013, and 2012, respectively.  During the year ended December 31, 2012, 2,550 were awarded under the Corporation’s MRP, respectively at a grant price of $8.30.  No shares were awarded during the years ended December 31, 2014 and 2013, respectively.  During the year ended December 31, 2014, 2,210 shares vested at an average price of $11.63.  At December 31, 2014 and 2013 total non-vested shares were 3,274 and 5,643 at a weighted average grant date fair value of $9.38 and $9.44.  The shares in the plan and the shares granted have been adjusted to reflect the exchange ratio of 0.857-to-one.  The 2013 Equity Incentive Plan provides for 187,000 shares to be granted.  As of December 31, 2014, no restricted stock shares had been granted under the 2013 Equity Incentive Plan.

11.  Fair Value of Financial Instruments

Fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practical to estimate the value, is based upon the characteristics of the instruments and relevant market information. Financial instruments include cash, evidence of ownership in an entity or contracts that convey or impose on an entity the contractual right or obligation to either receive or deliver cash for another financial instrument. These fair value estimates are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price for which an asset could be sold or liability could be settled. However, given there is no active market or observable market transactions for many of the Corporation’s financial instruments, it has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values.

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for financial instruments at December 31, 2014 and 2013:

Cash and cash equivalents: The carrying amounts presented in the consolidated statements of financial condition for cash and cash equivalents are deemed to approximate fair value.

Investment and mortgage-backed securities:  For investment and mortgage-backed securities, fair value is deemed to equal the quoted market price, where available.  If a quoted market price is not available, fair value is estimated using quoted market prices of comparable instruments.

Loans receivable:  The loan portfolio was segregated into categories with similar characteristics, such as one-to four-family residential, multi-family residential and commercial real estate.  These loan categories were further delineated into fixed-rate and adjustable-rate loans.  The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality.  For loans on deposit accounts, fair values were deemed to equal the historic carrying values.  The historical carrying amount of accrued interest on loans is deemed to approximate fair value.

Loans held for sale:  Loans held for sale are carried at the lower of cost or fair market value, as determined by outstanding commitments from investors, on an aggregated basis.  At December 31, 2014 and 2013, market value approximates cost.

Federal Home Loan Bank stock: The carrying amount presented in the consolidated statements of financial condition is deemed to approximate fair value.

Deposits:  The fair value of NOW accounts, passbook accounts, and money market demand deposits is deemed to approximate the amount payable on demand at December 31, 2014 and 2013.  Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities.

Advances from the Federal Home Loan Bank:  The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by Borrowers for Taxes and Insurance: The carrying amount of advances by borrowers for taxes and insurance is deemed to approximate fair value.

Commitments to extend credit:  For fixed-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates.  At December 31, 2014 and 2013, the fair value of loan commitments was not material.

12.  Advertising

Advertising costs are expensed when incurred.

13.  Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, federal funds sold and interest-bearing deposits in other financial institutions with original terms to maturity of ninety days or less.  At December 31, 2014, the Bank had approximately $39.6 million on deposit with other institutions over the FDIC limit.

The Corporation maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits.  The Company has not experienced any losses in such accounts.  The Corporation believes it is not exposed to any significant credit risk on cash and cash equivalents.

14.  Earnings Per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the year less shares in the ESOP that are unallocated and not committed to be released.  Weighted-average common shares deemed outstanding gives effect to a reduction for 158,950, 168,300, and 208,251 unallocated shares held by the ESOP for the fiscal years ended December 31, 2014, 2013, and 2012, respectively.

	For the years ended
	December 31,
	2014	2013	2012

Weighted-average common shares outstanding (basic)	6,585,061	6,863,238	7,415,768

Dilutive effect of assumed exercise of stock options	29,997	5,972	6,251

Weighted-average common shares outstanding (diluted)	6,615,058	6,869,210	7,422,019

For the year ended December 31, 2014 options to purchase 769,939 shares of common stock ranging in price from $8.30 - $15.90 were outstanding but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares. For the years ended December 31, 2013 and 2012 the options totaled 369,939 and 370,339 ranging in price from $8.30 to $15.90.

15.  Stock Option Plan

The Corporation provides a Stock Incentive Plan that provides for grants of up to 891,517 stock options.  During 2014 and 2012 approximately 400,000 and 5,600 stock options were granted subject to a five year vesting period in which the options granted will vest ratably annually.  For the year ended December 31, 2013, no shares were granted.  The shares in the plan and the shares granted have been adjusted to reflect the exchange ratio of 0.857 for the second step conversion that occurred in 2012.

On April 23, 2013, shareholders of the Corporation approved the 2013 Equity Incentive Plan.  The Plan provides for grants of up to 467,500 stock options.  As of December 31, 2014, 400,000 option awards have been granted under the 2013 Equity Incentive Plan.

The Corporation follows FASB Accounting Standard Codification Topic 718 (ASC 718), “Compensation – Stock Compensation,” for its stock option plans, and accordingly, the Corporation recognizes the expense of these grants as required. Stock-based employee compensation costs pertaining to stock options is reflected as a net increase in equity, for both any new grants, as well as for all unvested options outstanding, in both cases using the fair values established by usage of the Black-Scholes option pricing model, expensed over the vesting period of the underlying option.

The compensation cost recorded for unvested equity-based awards is based on their grant-date fair value. For the year ended December 31, 2014, the Corporation recorded $71,000 in after-tax compensation cost for equity-based awards that vested during the year ended December 31, 2014.  The Corporation has $574,000 of unrecognized pre-tax compensation cost related to non-vested equity-based awards granted under its stock incentive plan as of December 31, 2014, which is expected to be recognized over a weighted-average vesting period of approximately 4.4 years.

A summary of the unvested stock awards is as follows:

		Weighted Average Fair Value
	Shares	on Award Date

Unvested at December 31, 2012	17,317	$3.29
Awarded	-	-
Forfeited	400	1.28
Vested	(6,155)	3.25
Unvested at December 31, 2013	11,562	$3.24

		Weighted Average Fair Value
	Shares	on Award Date

Unvested at December 31, 2013	11,562	$3.24
Awarded	400,000	1.56
Forfeited	-	-
Vested	(4,694)	3.67
Unvested at December 31, 2014	406,868	$1.58

A summary of the status of the Corporation’s stock option plan as of December 31, 2014, 2013, and 2012 and changes during the year then ended is presented below:

	2014		2013		2012
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price

Outstanding at beginning of year	369,939	$12.80	370,339	$12.80	425,600	$11.10
Stock conversion	-	-	-	-	(60,861)	1.76
Granted	400,000	12.48	-	-	5,600	8.30
Exercised	(10,992)	9.94	-	-	-	-
Forfeited	-	-	(400)	8.30	-	-
Outstanding at end of year	758,947	$12.67	369,939	$12.80	370,339	$12.80

Options exercisable at year-end	363,791	$12.74	359,177	$12.91	353,022	$12.96

Fair value of options granted during the year		$1.56		N/A		$1.28

Weighted average remaining vesting period		4.4 years		1 month		2 months

The following information applies to options outstanding at December 31, 2014:
Number outstanding	758,947
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.74
Weighted-average remaining contractual life	5.4 years

The following information applies to options outstanding at December 31, 2013:
Number outstanding	369,939
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.91
Weighted-average remaining contractual life	1.9 years

The following information applies to options outstanding at December 31, 2012:
Number outstanding	370,339
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.96
Weighted-average remaining contractual life	2.9 years

The expected term of options is based on evaluations of historical and expected future employee exercise behavior.  The risk-free interest rate is based upon the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at grant date.  Volatility is based upon the historical volatility of the Corporation’s stock.

The fair value of each option granted is estimated on the date of grant using the modified Black-Scholes options-pricing model with the following weighted-average assumptions used for grants in 2014, and 2012, dividend yield of 2.88% and 3.86%; expected volatility of 14.25% and 24.10%; risk-free interest rates of 2.55% and 1.64%; and expected lives of 10 years. There were no grants during the year ended December 31, 2013.

The estimated fair values of the Company’s financial instruments are as follows:

	2014		2013
	Carrying	Fair	Carrying	Fair
	value	value	value	value
		(In thousands)
Financial assets
Cash and cash equivalents	$42,439	$42,439	$22,112	$22,112
Investment securities	126,999	126,999	153,942	153,942
Mortgage-backed securities	9,400	9,400	12,477	12,591
Loans receivable – net and loans held for sale	337,095	358,500	336,134	362,066
Accrued interest receivable	1,801	1,801	1,971	1,971
Federal Home Loan Bank stock	8,651	8,651	8,651	8,651
	$526,385	$547,790	$535,287	$561,333

Financial liabilities
Deposits	$451,784	$451,165	$469,387	$468,417
Advances from the Federal Home Loan Bank	14,851	15,726	19,261	20,207
Accrued interest payable	58	58	71	71
Advances by borrowers for taxes and insurance	2,651	2,651	2,357	2,357

	$469,344	$469,600	$491,076	$491,052

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy exists for fair value measurements based upon the inputs to the valuation of an asset or liability.

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair value methods and assumptions are set forth below for each type of financial instrument.

Securities available for sale:  Fair value on available for sale securities was based upon a market approach. Securities which are fixed income instruments that are not quoted on an exchange, but are traded in active markets, are valued using prices obtained from our custodian, which used third party data service providers and classified as level 2 assets.  Management compares the fair values to another third party report for reasonableness.  Available for sale securities includes U.S. agency securities, municipal bonds and mortgage-backed agency securities.

Fair value measurements for certain assets and liabilities recognized in the accompanying statements of financial condition and measured at fair value on a recurring basis:

		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
		assets	inputs	inputs
	Total	(Level 1)	(Level 2)	(Level 3)
		(In thousands)

Securities available for sale at December 31, 2014:
U.S. Government agency securities	$125,223	-	$125,223	-
Municipal obligations	1,776	-	1,776	-
Mortgage-backed securities	9,400	-	9,400	-

Securities available for sale at December 31, 2013:
U.S. Government agency securities	$148,349	-	$148,349	-
Municipal obligations	3,015	-	3,015	-
Corporate Securities	2,578	-	2,578	-
Mortgage-backed securities	9,361	-	9,361	-

Fair value measurements for certain assets and liabilities recognized in the accompanying statements of financial condition and measured at fair value on a nonrecurring basis:

		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
		assets	inputs	inputs
	Total	(Level 1)	(Level 2)	(Level 3)
		(In thousands)

December 31, 2014:
Real estate acquired through foreclosure	$1,815	-	$1,815	-
Loans held for sale	1,332	-	1,332	-
Impaired loans	15,382	-	15,382	-

December 31, 2013:
Real estate acquired through foreclosure	$3,284	-	$3,284	-
Loans held for sale	703	-	703	-
Impaired loans	16,470	-	16,470	-

The following table presents fair value measurements for the Company’s financial instruments which are not recognized at fair value in the accompanying statements of financial position on a recurring or nonrecurring basis.

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
December 31, 2014:
Financial assets:
Cash and cash equivalents	$42,439	$42,439	$-	$-
Mortgage-backed securities	-	-	-	-
Loans receivable - net	358,500	-	358,500	-
Federal Home Loan Bank stock	8,651	-	8,651	-
Accrued interest receivable	1,801	-	1,801	-
Financial liabilities:
Deposits	451,165	-	451,165	-
Advances from the Federal Home Loan Bank	15,726	-	15,726	-
Advances by borrowers for taxes and insurance	2,651	-	2,651	-
Accrued interest payable	58	-	58	-

December 31, 2013:
Financial assets:
Cash and cash equivalents	$22,112	$22,112	$-	$-
Mortgage-backed securities	3,230	-	3,230	-
Loans receivable - net	362,066	-	362,066	-
Federal Home Loan Bank stock	8,651	-	8,651	-
Accrued interest receivable	1,971	-	1,971	-
Financial liabilities:
Deposits	468,417	-	468,417	-
Advances from the Federal Home Loan Bank	20,207	-	20,207	-
Advances by borrowers for taxes and insurance	2,357	-	2,357	-
Accrued interest payable	71	-	71	-

17.  Effects of Recent Accounting Pronouncements

We adopted the following accounting guidance in 2014, none of which had a material effect, if any, on our consolidated financial position or results of operations.

In January 2014, the FASB issued ASU No. 2014-04, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40)¸which clarifies when an in substance repossession or foreclosure has occurred and the creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized. A creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan either when legal title to the residential real estate property is obtained upon completion of a foreclosure or when the borrower has conveyed all interest in the residential real property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or similar arrangement.  The ASU also require disclosure of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure.  The guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014.  We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

In June 2014, The FASB issued ASU No. 2014-12, Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The amendments in the ASU require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation – Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The effective date is the same for both public business entities and all other entities. We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

In June 2014, The FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires additional disclosures about repurchase agreements and other similar transactions. The amendments in this ASU are effective for public companies for the first interim or annual period beginning after December 15, 2014. In addition, for public companies, the disclosure for certain transactions accounted for as a sale is effective for the first interim or annual period beginning on or after December 15, 2014, and the disclosure for transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Early application for a public company is prohibited. We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

In May 2014, The FASB issued ASU No. 2014-09, Revenue from Contracts with Customers: Topic 606. ASU 2014-09 affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

In August, 2014, The FASB issued ASU No. 2014-14, Receivables – Troubled Debt Restructuring by Creditors (Subtopic 310-40). Under certain government-sponsored loan guarantee programs, such as those offered by the Federal Housing Administration (FHA) and the Department of Veterans Affairs (VA), qualifying creditors can extend mortgage loans to borrowers with a guarantee that entitles the creditor to recover all or a portion of the unpaid principal balance from the government if the borrower defaults. The objective of this Update is to reduce diversity in practice by addressing the classification of foreclosed mortgage loans that are fully or partially guaranteed under government programs. Currently, some creditors reclassify those loans to real estate as with other foreclosed loans that do not have guarantees; others reclassify the loans to other receivables. The amendments in this ASU are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

In January 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-01, Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. This ASU simplifies the income statement presentation requirements by eliminating the concept of extraordinary items. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 with early adoption permitted. We do not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

18.       Reclassifications

Certain reclassifications have been made to the previous financial statements to conform to the 2014 financial statement presentation. These reclassifications had no effect on the reported net income or retained earnings.

19.       Subsequent Events

The Corporation evaluates events and transactions occurring subsequent to the date of the financial statements for matters requiring recognition or disclosure in the financial statements.